ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	3 Months Ended
Mar. 31, 2023
Payables and Accruals [Abstract]
Schedule of account payable and accrued expenses

	March 31, 2023	December 31, 2022
Accounts payable	$492,391	$342,330
Accrued credit cards	10,325	45,722
Accrued expense – previously factored liability	954,366	776,414
Accrued income taxes, and other taxes	6,732	6,732
Accrued professional fees	479,609	573,040
Accrued advertising	69,656	69,656
Accrued payroll	57,411	14,292
Accrue expense - other	–	363
Accrued expense - dividend payable	–	210,046
Total	$2,070,490	$2,038,595